Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment, net
Property, plant and equipment, net
	December 31,
($ in millions)	2019	2018
Land and buildings	3,568	3,573
Machinery and equipment	5,620	5,624
Construction in progress	500	464
	9,688	9,661
Accumulated depreciation	(5,716)	(5,528)
Total	3,972	4,133

Schedule of assets under capital leases included in property, plant and equipment, net
	December 31,
($ in millions)	2019	2018
Land and buildings	142	171
Machinery and equipment	62	69
	204	240
Accumulated depreciation	(99)	(122)
Total	105	118